As filed with the Securities and Exchange Commission on August 9, 2010

Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post Effective Amendment No. 53	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

335 MADISON AVENUE, MEZZANINE
NEW YORK, NY 10017

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☐ on (date) pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☑ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      American Independence Funds Trust

	Institutional Class	Class A
	(Ticker/CUSIP)	(Ticker/CUSIP)
American Independence Large Cap Growth Fund	TBD	TBD
	TBD	TBD
American Independence Small Cap Growth Fund	TBD	TBD
	TBD	TBD

NOT FDIC Insured. May lose value. No bank guarantee.

The Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Independence Financial Services, LLC is a limited liability company.

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Inside This Prospectus

The Fund Summaries for each Fund include (1) Investment Objectives/Goals; (2) Fees and Expenses of the Fund; (3) Principal Investment Strategies, Risks and Performance; (4) Portfolio Management; (5) Purchase and Sale Information; (6) Tax Information and (7) Financial Intermediary Compensation.

FUND SUMMARY – LARGE CAP GROWTH FUND	2
FUND SUMMARY – SMALL CAP GROWTH FUND	7
MORE ABOUT THE FUNDS	12
Additional Information About the Funds’ Investment Strategies	12
Additional Risks	12
Fund Management	14
INVESTING WITH THE FUNDS	16
Choosing a Class of Shares	16
Opening an Account	18
Exchanging Shares	19
Redeeming From Your Account	19
Other Shareholder Servicing Information	21
Calculating Share Price	24
Distribution and Service (12b-1) Fee Plan	24
Dividends, Distributions and Taxes	25
FINANCIAL HIGHLIGHTS	26
SERVICE PROVIDERS	27
NOTICE OF PRIVACY POLICY & PRACTICES	28
ADDITIONAL INFORMATION	29

Large Cap Growth Fund

FUND SUMMARY – LARGE CAP GROWTH FUND

Investment Objectives/Goals.

The Fund’s investment objective is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 13 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.71%	2.21%
Fee Waivers and Expense Reimbursements(2)	-0.71%	-0.71%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)	1.00%	1.50%

(1)   Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2011 in order to keep the Total Annual Fund Operating Expenses to 1.00% and 1.50% of the Fund’s average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$150	$516
Class A Shares	764	1,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  The portfolio manager look for stocks of companies he believes will increase in value over time. In implementing this strategy, the portfolio manager makes his investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

➢ At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;

➢ At least 80% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase; and

➢ May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

➢ Common stocks of companies traded on major stock exchanges

➢ Preferred stocks

➢ Convertible bonds rated investment grade or higher with a maturity between 1-30 years.

➢ Short term money market securities

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Mid- and Small-Cap Risk. Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

More information about fund risks, including additional risk factors not discussed above, is included in “More About The Funds” starting on page 10 of this Prospectus.

Past Performance. The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to separately managed accounts advised by Yellowstone Partners, LLC, which jointly owns the sub-adviser of the Fund. The Fund and the separately managed accounts have identical investment objectives and policies and utilize the same portfolio manager.

The bar chart and table on the following page are based upon a composite performance of the separately managed accounts (“Composite SMA”).  The bar chart and table provide an indication of the risks of investing in the Composite SMA, which are similar to the risks of investing in the Fund.  The bar chart shows changes in performance of the Composite SMA for each of the past 10 calendar years. Sales charges are not reflected in the bar chart.  The bar chart also does not reflect the estimated annual operating expenses of the Composite SMA. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown.  The table compares the average annual total returns for the Fund's Institutional shares for the periods shown with those of the Russell 1000 Growth Index.  The average annual total returns of the Fund's shares are based on the performance of the Composite SMA, adjusted for estimated Fund expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the Composite SMA performed in the past is not necessarily an indication of how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Best quarter:	24.03%	Q2 2009
Worst quarter:	(22.22)%	Q4 2008

AVERAGE ANNUAL TOTAL RETURNS For the Period Ending December 31, 2009
	1 Year	5 Years	10 Years
Institutional Class Shares*
Return Before Taxes	44.08%	1.49%	-1.68%
Return After Taxes on Distributions‡	44.08%	1.49%	-1.68%
Return After Taxes on Distribution and sale of shares‡	28.65%	-0.02%	-2.02%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	37.21%	1.63%	-3.99%

*The performance is that of the Composite SMA, which began operations 03/31/1999, adjusted for estimated expenses of the Institutional Class shares of the Fund.

‡Unlike mutual funds, separately managed accounts do not make distributions; therefore, the hypothetical return after tax on distributions and return after tax on distributions and sale of shares does not reflect distributions that would be made on a mutual fund account.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Before and after-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC.

Sub-Adviser. American Yellowstone Advisors, LLC located at 335 Madison Avenue, Mezzanine, New York, NY 10017, serves as the Sub-Adviser to the Fund.

Manager Name	Primary Title	Managed the Fund Since
Robert Natale	Portfolio Manager	2010

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares
Initial Purchase	$3,000,000	$5,000
Subsequent Purchases	$5,000	$250

How to purchase and redeem shares

•   Through Foreside Distribution Services, LP (the “Distributor”)

•   Through banks, brokers and other investment representatives

•   Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.aifunds.com or by calling 1-888-266-8787).

•   Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below.

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Small Cap Growth Fund

FUND SUMMARY – SMALL CAP GROWTH FUND

Investment Objectives/Goals.

The Fund’s investment objective is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Funds” starting on page 13 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.50%
Other Expenses(1)	0.70%	0.70%
Acquired Fund Fees and Expenses(1)	0.01%	0.01%
Total Annual Fund Operating Expenses	1.71%	2.21%
Fee Waivers and Expense Reimbursements(2)	-0.61%	-0.61%
Net Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)	1.10%	1.60%

(1)   Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(2)   AIFS has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2011 in order to keep the Total Annual Fund Operating Expenses to 1.10% and 1.60% of the Fund’s average net assets for Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense cap.  The expense limitation may be terminated only by approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Year
Institutional Class Shares	$154	$519
Class A Shares	735	1,079

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the fund will invest at least 80% of its assets in small cap companies. The portfolio managers consider small cap companies to include those with a market capitalization that does not exceed that of the largest company in the Russell 2000 Growth Index.

The portfolio managers look for stocks of smaller-sized companies they believe will increase in value over time, using an investment strategy developed by the Adviser. In implementing this strategy, the portfolio manager makes his investment decisions based primarily on the analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager’s principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. In addition to accelerating growth, the fund also may consider companies whose stocks demonstrate price strength relative to their peers. These techniques help the portfolio manager buy or hold the stocks of companies he believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

➢  At least 80% of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks;

➢  At least 80% of its total assets in such stocks issued by U.S. companies with small market capitalizations (under $5 billion) at the time of purchase; and

➢  May also invest in securities that are convertible into common stock and preferred stock.

Main types of securities the Fund may hold:

➢ Common stocks of companies traded on major stock exchanges

➢ Preferred stocks

➢ Convertible bonds rated investment grade or higher with a maturity between 1-30 years.

➢ Short term money market securities

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below.

Equity Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk.  The Fund's share price and total return will vary in response to changes in interest rates.  If rates increase, the value of the Fund's investments generally will decline, as will the value of your investment in the Fund.

Style Risk. Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests primarily in growth stocks, its performance may lag when value stocks outperform growth stocks.

Small Cap Stocks. The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies.  Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

More information about fund risks, including additional risk factors not discussed above, is included in “More About The Funds” starting on page 10 of this Prospectus.

Past Performance. The Fund recently commenced operations and does not have a performance record. The Fund is substantially similar to separately managed accounts advised by Yellowstone Partners, LLC, which jointly owns the sub-adviser to the Fund. The Fund and the separately managed accounts have identical investment objectives and policies and utilize the same portfolio manager.

The bar chart and table on the following page are based upon a composite performance of the separately managed accounts (“Composite SMA”).  The bar chart and table provide an indication of the risks of investing in the Composite SMA, which are similar to the risks of investing in the Fund.  The bar chart shows changes in performance of the Composite SMA for each of the past four calendar years. Sales charges are not reflected in the bar chart.  The bar chart also does not reflect the estimated annual operating expenses of the Composite SMA. If sales charges and the estimated annual operating expenses were reflected, returns would be less than those shown.  The table compares the average annual total returns for the Fund's Institutional shares for the periods shown with those of the Russell 2000 Growth Index.  The average annual total returns of the Fund's shares are based on the performance of the Composite SMA, adjusted for estimated Fund expenses shown in the Shareholder Fees table and in the Annual Fund Operating Expenses table. How the Composite SMA performed in the past is not necessarily an indication of how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com or by calling the Fund at 1-888-266-8787.

Best quarter:	44.54%	Q2 2009
Worst quarter:	(34.21)%	Q4 2008

	1 Year	Since Inception†
Institutional Class Shares*
Return Before Taxes	73.36%	-0.11%
Return After Taxes on Distributions‡	73.36%	-0.11%
Return After Taxes on Distribution and sale of shares‡	47.69%	-2.19%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	1.82%

*The performance is that of the Composite SMA, which began operations 10/31/2005, adjusted for estimated expenses of Institutional Class shares of the Fund.

†Commencement of Operations, October 31, 2005.

‡Unlike mutual funds, separately managed accounts do not make distributions; therefore, the hypothetical return after tax on distributions and return after tax on distributions and sale of shares does not reflect distributions that would be made on a mutual fund account.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns before and after-tax for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC.

Sub-Adviser. American Yellowstone Advisors, LLC located at 335 Madison Avenue, Mezzanine, New York, NY 10017, serves as the Sub-Adviser to the Fund.

Manager Name	Primary Title	Managed the Fund Since
Robert Natale	Portfolio Manager	2010

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares
Initial Purchase	$3,000,000	$5,000
Subsequent Purchases	$5,000	$250

How to purchase and redeem shares

•   Through Foreside Distribution Services, LP (the “Distributor”)

•   Through banks, brokers and other investment representatives

•   Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.aifunds.com or by calling 1-888-266-8787).

•   Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below.

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

MORE ABOUT THE FUNDS

Additional Information About the Funds’ Investment Strategies.

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Additional information on principal strategies can be found below and details on the various types of investments can be found in the SAIs.

Investment Objective.  Each Fund’s investment objective is “fundamental,” which means that it may be changed only with the approval of Fund shareholders.

80% Policy.  Each Fund has a policy of investing at least 80% of its assets in securities that are consistent with the Fund’s name. If a Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and this prospectus will be supplemented.

Temporary Defensive Policy.  Under adverse market conditions, each Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that a Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Additional Risks.

The main risks associated with investing in the Funds are summarized in “Principal Investment Strategies, Risks and Performance” section at the front of this prospectus under “Fund Summary” for each Fund. A summary matrix of risks by each fund is provided below.  Following the risk matrix, you will find more detailed descriptions of these risks.

Derivatives risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Fund. The use of derivatives may reduce returns for the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss. If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.  ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index’s underlying component stocks.  ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.  Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other ETF expenses, whereas such transaction costs and expenses are not included in the calculation of the total returns of the indices.  Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable.

Management Risk.  The ability of the Fund to meet its investment objective is directly related to the sub-adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

Quantitative Investment Strategies Risk. Quantitative strategies, including statistical arbitrage, are highly complex, and, for their successful application, require relatively sophisticated mathematical calculations and relatively complex computer programs. Such strategies are dependent on various computer and telecommunications technologies and upon adequate liquidity in markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” These strategies are also dependent on historical relationships that may not always be true and may result in losses.  In addition, the “slippage” from entering and exiting positions (i.e., the market impact of trades identified by the quantitative strategies) may be significant and may result in losses.

Recent Market Events.  During 2008 and into 2009, U.S. and international markets experienced significant volatility. The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, and increased likelihood of default and valuation difficulties.  Concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  As a result of this significant volatility, many of the following risks associated with an investment in a Fund may be increased.  The U.S. government has taken numerous steps to alleviate these market concerns.  However, there is no assurance that such actions will be successful.  Continuing market problems may have adverse effects on the Fund.

Repurchase Agreement Risk. Repurchase Agreements carry the risk that the other party may not fulfill its obligations under the Agreement. This could cause the value of your investment in a fund to decline.

Small- and Medium-Sized Companies Risk. Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.  Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile. Although diminished in large-sized companies, the risks of investing in all companies include business failure and reliance on erroneous reports.  Small- and medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-sized companies.

Stock Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

U.S.Government Obligations Risk. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the U.S. or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Fund Management

The Investment Adviser

The investment adviser for these Funds is American Independence Financial Services, LLC (‘‘AIFS’’ or the ‘‘Adviser’’). The Adviser is a Delaware limited liability company and is registered as an investment adviser under the Investment Advisers Act of 1940. AIFS is based at 335 Madison Avenue, Mezzanine, New York, NY 10017.

Under the supervision of the Board of Trustees, the Adviser is responsible for managing each Fund’s portfolio in accordance with each Fund’s goal and policies. In exchange for providing these services, the Adviser receives a management fee from each fund. The management fee for each Fund will be as follows:

Large Cap Growth Fund	1.00%
Small Cap Growth Fund	1.00%

Under a separate administration agreement, the Funds also pay the Adviser a fee of 0.125% for providing administrative services.

Portfolio Managers

Under the investment advisory agreement, AIFS is responsible for the investment management oversight in its role as adviser to all of the Funds.

The fund’s portfolio manager is responsible for the day-to-day management of the fund.

Mr. Glenn Dorsey and Mr. Eric M. Rubin are responsible for the oversight of this sub-advisory relationship.

Eric M. Rubin, President of the Funds, is a founding member of AIFS and President of AIFS since February, 2005. Mr. Rubin is also co-manager of the NestEgg Target Date Funds. Prior to 2005, Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President of Mercantile Capital Advisers from April 2003 to April 2004, Senior Vice President of DST International from January 2002 to April 2003 and President of EMR Financial Services from June 2000 to February 2001.

Mr. Glenn Dorsey, Portfolio Manager, joined AIFS in January 2009. Before joining AIFS, Mr. Dorsey was the founder of Reveille Asset Management where he worked as a Portfolio Manager from July 2006 until January 2009. Prior to starting Reveille, Mr. Dorsey was a portfolio manager with Jamison Prince Asset Management from December 2004 to July 2006, Lyon Stubbs & Tompkins from March 1994 to December 2004, Mitchell Hutchins from January 1990 to March 1994 and Bankers Trust Company from June 1986 to June 1990. Mr. Dorsey has been in the financial services industry for 24 years and is a Chartered Financial Analyst.

For additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds they manage, please consult the SAI.

Sub-Adviser

American Yellowstone Advisors, LLC (“AYA”) serves as the Sub-Advisor to the Fund. Under AIFS’ supervision, AYA is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records for the Fund. American Yellowstone Advisors, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10017, is a jointly owned affiliated registered investment advisor of AIFS and Yellowstone Partners, LLC (“Yellowstone”). Yellowstone is a registered investment advisory firm headquartered in Idaho Falls, Idaho. Yellowstone’s predecessor, The Dowd Company was founded in 1972. The formal name change to Yellowstone Partners necessitated new filing documentation with regulatory agencies in 2005. Yellowstone has offices in St. George and Salt Lake City, Utah, Casper, Wyoming, New York City and Tacoma, WA. Yellowstone currently manages over five hundred accounts totaling nearly $370 million in assets of which 42% is institutional in nature.

Mr. Robert Natale is responsible for the day-to-day management of the Fund.

Portfolio Managers.

Robert Natale, Portfolio Manager, joined Yellowstone Partners on April 1, 2010 as the Senior Portfolio Manager for both the Small and Large Cap growth portfolios. Prior to working for Yellowstone, Mr. Natale worked for Eagle Asset Management from September 2008 to March 2010.  While there he was the Managing Director and Portfolio Manager for Eagle’s Large Cap Growth portfolio.  Previous to working for Eagle, Mr. Natale worked for Bear Stearns Asset Management. As a Portfolio Manager for Bear Stearns, Mr. Natale managed the S&P STARS Fund, which he helped launch in 1995 while working for Standard & Poor’s. He managed approximately $1.35 billion in Large Cap Growth Portfolios. Mr. Natale was with Bear Stearns from 1998 until April, 2008.  Before Bear Stearns, Mr. Natale was the Director of Equity Research and assisted in the design and development of the proprietary Stock Appreciation Ranking System (“STARS”) model for Standard & Poor’s. Mr. Natale was with Standard & Poor’s for 19 years (1979-1998). Mr. Natale gained a Bachelor of Arts degree from Fordham University as well as both a Masters of Arts and Masters of Business Administration from New York University. Mr. Natale is also a Chartered Financial Analyst.

INVESTING WITH THE FUNDS

In this section, you will find information on how to invest in the Fund, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Funds’ shareholder. You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Class of Shares

The Funds offer two classes of shares, Institutional Class shares and Class A shares. The choice between share classes is largely a matter of the type of investor. Please see the expenses listed for each Fund and the following sales charge schedules before making your decision.

Institutional Class Shares.  Institutional Class Shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors":

(1)   trusts, or investment management and other fiduciary accounts managed or administered by AIFS or its affiliates or correspondents pursuant to a written agreement,

(2)   any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by AIFS or its affiliates or correspondents, pursuant to a written agreement, and

(3)   other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus.

The minimum initial investment amount for the Institutional Class Shares is $3,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Our Customer Identification Program" at the end of this section and "Limits on Exchanges, Purchases and Redemptions" under the section entitled “Policies About Transactions”.

Class A Shares.  Class A Shares of the Funds are offered with a front-end sales charge and volume reductions. For purchases of $1,000,000 or more a CDSC of 1.00% will be assessed if redeemed within one year of purchase and 0.50% CDSC will be assessed if redeemed after the first year and within the second year. The minimum investment for Class A Shares is $5,000. Subsequent investments are $250.

Class A Share Sales Charge Schedule.  If you choose to buy Class A shares, you will pay the Public Offering Price (“POP”) which is the Net Asset Value (“NAV”) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint levels,” the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. At its discretion, the Distributor may provide the Broker-Dealer the full front-end sales charge.

Large Cap Growth Fund and Small Cap Growth Fund

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Broker-Dealer Amount of Sales Concession

Less than $50,000	5.75%	6.10%	5.25%
$50,000 to $99,999	5.00%	5.26%	4.50%
$100,000 to $249,999	4.00%	4.17%	3.50%
$250,000 to $499,999	3.00%	3.09%	2.75%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over(1)	0.00%	0.00%	1.00%

(1)    We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or 0.50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with a Fund’s approval. Certain exceptions apply (see ‘‘CDSC Waivers’’ and ‘‘Waivers for Certain Parties’’). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

Class A Shares Sales Charge Reductions. If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

> You pay no front-end or back-end sales charges on Fund shares you buy with reinvested distributions.

> You pay a lower sales charge if you are investing an amount over a breakpoint level. See the “Class A Share Sales Charge Schedule” above.

> By signing a Letter of Intent (“LOI”), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

> Rights of Accumulation (“ROA”) allow you to combine the amount you are investing and the total value of Class A shares of any American Independence Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

> You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares within 90 days of the date of redemption.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

> a family unit, including children under the age of twenty-one or single trust estate;

> a trustee or fiduciary purchasing for a single fiduciary relationship; or

> the members of a “qualified group,” which consists of a “company”, (as defined under the Investment Company Act of 1940), and related parties of such a “company,” which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

If you plan to invest, for example, $200,000 in a Fund in installments over the next year, by signing a letter of intent you would pay only 1.50% sales load on the entire purchase. Otherwise, you might pay 2.25% on the first $100,000, then 1.50% on the next $100,000!

Waivers for Certain Parties. If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

•         Current and retired employees, directors/trustees and officers of:

•         American Independence Financial Services, LLC and its affiliates; and

•         Family members of any of the above.

•         Current employees of:

•         The National Basketball Players Association;*

•         Broker-dealers who act as selling agents; and

•         Immediate family members (spouse, sibling, parent or child) of any of the above.

* The National Basketball Players Association negotiates on behalf of all members with certain financial service providers. The Adviser is included as part of the National Basketball Players Association’s financial education program.

Contact your selling agent for further information.  We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

Opening an Account

You may purchase shares of the Fund through Foreside Distribution Services, LP (the “Distributor”) or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cutoff time for purchase and sale requests. Shares of the Fund may not be available for sale in all states. Consult your investment representative or institution for specific information.

A separate application is required for Individual Retirement Account investments.

Orders received by your broker or Service Organization for the Fund in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern Time, will become effective that day.

Purchasing Shares. If you are investing directly with American Independence Funds, send a completed application and a check payable to American Independence Funds to the address below. You may obtain an application from the Fund’s website at www.aifunds.com or by calling 1-888-266-8787. If you are investing through a financial advisor, your advisor will be able to give you instructions.

Regular Mail	Express, Registered or Certified
American Independence Funds Trust	American Independence Funds Trust
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

Minimum Investment.  The minimum initial investment is $3,000,000 for the Institutional Class shares and $5,000 for the Class A shares.  Subsequent minimum investments are $250. The Funds reserve the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts.  Investment minimums may be higher or lower for investors purchasing shares through a brokerage firm or other financial institution.  To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, brokerage firm, retirement plan sponsor or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor. For accounts sold through brokerage firms and other intermediaries, it is the responsibility of the brokerage firm or intermediary to enforce compliance with investment minimums.

Paying for shares you buy.  Fund shares can only be paid for with U.S. dollars and checks must be drawn on U.S. banks. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us).  A fee will be charged for any checks that do not clear.

If you choose to pay by wire or ACH, you must call the Fund’s transfer agent, at 1-888-266-8787 to set up your account, to obtain an account number, and obtain instructions on how to complete the wire transfer. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business.  A wire purchase will not be considered made until the wired money and the purchase order are received by the Fund.  Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent.  Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

Automatic Investment Plan.  Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form online or call 1-888-266-8787. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

An Automatic Investment Plan provides you with a dollar cost averaging technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

Exchanging Shares

Exchange privilege. As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.  Call 1-888-266-8787 to request an exchange.  Be sure to obtain and read a current prospectus for the fund to which you are exchanging.

Redeeming From Your Account

You may redeem your shares on any business day.  Redemption orders received in proper form by the Funds’ transfer agent or by a brokerage firm or other intermediary selling Fund shares before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be processed at that day’s NAV.  Your brokerage firm or intermediary may have an earlier cut-off time.

The Fund may require that the signatures be guaranteed for certain transactions. Please refer to the section below “Orders that Require a Signature Guarantee”.  Please call the Fund’s transfer agent at 1-888-266-8787 if you have questions regarding signature guarantees.  At the discretion of the Fund, you may be required to furnish additional legal documents to insure proper authorization.

Shares of any of the Funds may be redeemed by fax, mail or telephone. If you redeem your shares through a brokerage firm or other intermediary, you may be charged a fee by that institution.

By Fax.  Send a letter signed by all account owners that includes your account number, the fund and share class from which you are redeeming along with the dollar value or number of shares to be sold and fax to 1-877-513-1129.

By Mail.  Send a letter signed by all account owners that includes your account number, the fund and share class from which you are redeeming along with the dollar value or number of shares to be sold to the appropriate address noted below.

Regular Mail	Express, Registered or Certified
American Independence Funds Trust	American Independence Funds Trust
P.O. Box 8045	c/o Boston Financial Data Services
Boston, MA 02266-8045	30 Dan Road
Canton, MA 02021

Orders that Require a Signature Guarantee.  There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

•         when you want to sell more than $100,000 worth of shares

•         when you want to send the proceeds to a third party

•         when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature — a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

Systematic Withdrawal Plan. Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bimonthly, quarterly or annually from your American Independence Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day). You can select this option when first establishing your account. If you did not select this option when opening your account, please contact the Fund’s transfer agent at 1-888-266-8787.

Selling Shares in a Trust, Business, or Organization Account.  Selling shares in these types of accounts often requires additional documentation. Please call 1-888-266-8787 or contact your financial advisor for more information.

Timing of Payment for Shares You Sell.  Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days. There are two main circumstances under which payment to you could be delayed more than seven days:

•         when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

•         when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

Other Shareholder Servicing Information

There are a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your American Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the Funds.

Our Customer Identification Program.  To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government -issued identification number, for example) that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account.

To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

Policies About Transactions.

Business hours. The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-888-266-8787.

Determining when your order will be processed.  You can place an order to buy or sell shares at any time at the Fund’s net asset value per share (“NAV”), plus any applicable sales charge or redemption fee, next determined after receipt of the order in proper form. A Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time). Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you’ll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

Wire transaction policies.  Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Other Rights We Reserve.  You should be aware that we may do any of the following:

•         reject your account application if you fail to give us a correct Social Security or other tax ID number

•         withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

•         close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days’ notice so you can either increase your balance or close your account

•         pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

•         change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

•         suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

•         withdraw or suspend the offering of shares at any time

•         reject any order we believe may be fraudulent or unauthorized

•         reject or limit purchases of shares for any reason

•         reject a telephone redemption if we believe it is advisable to do so

Share certificates.  We do not issue share certificates.

Our “One Copy Per Household” Policy.  We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor call 1-888-266-8787.

Limits on Exchanges, Purchases, and Redemptions.  Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days’ notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of “market timing”. We may also reject or limit purchase orders, for these or other reasons.

The Trust's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short- term trading that may disadvantage long-term Fund shareholders. The Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

Risks Associated with Excessive or Short-Term Trading To the extent that the Fund or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of a Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders.

The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds’ excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

Tax-Advantaged Investment Plans.  A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale Education Savings Accounts and pension plans. All Funds and all share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, call 1-888-266-8787 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

If You Cannot Reach Us By Phone.  Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on pages 16 and 17 of this Prospectus.

Calculating Share Price

How the Fund calculates share prices. The price at which you buy and sell shares of the Fund is the net asset value per share (“NAV”) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

How the Fund values its holdings We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a fund’s value for a security is likely to be different from the last quoted market or pricing service price.

Distribution and Service (12b-1) Fee Plan

Each of the American Independence Funds has adopted a plan that allows its Class A Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (FINRA), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets. These fees consist of up to 0.25% of Class A assets for distribution services and expenses and up to 0.25% of Class A assets for shareholder services, as defined by FINRA. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund’s advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

The financial intermediary through whom you purchase or hold your shares may receive all or a portion of the sales charges, Rule 12b-1 distribution fees and shareholder servicing fees, to the extent applicable and as described above. In addition, AIFS, out of its own resources, may make additional cash payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS’ promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support (“Distribution Related Payments”). This compensation from AIFS is not reflected in the fees and expenses listed in the fee table section of the Fund’s prospectus because it is not paid by the Funds. AIFS compensates financial intermediaries differently depending upon the level and/or type of marketing and administrative support provided by the financial intermediary. In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

A number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include the Funds on a “preferred list.” AIFS' goals include making the investment representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services. Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and “due diligence” or training meetings and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals, and conferences.

Payments may also be made by the Funds or AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services (“Service Related Payments). Payments may also be made for administrative services related to the distribution of the Funds’ shares through the financial intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS’ promotional efforts. Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus. You can find further details in the SAI about the payments made by AIFS and the services provided by your financial intermediary. You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

Distribution Related Payments.  In the case of any one financial intermediary, Distribution Related payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

Dividends, Distributions and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends and Capital gains are distributed at least annually.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long- term capital gain distribution if the Fund sells securities that have been held for more than one year; the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares. Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Directed reinvestments. Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

FINANCIAL HIGHLIGHTS

The Funds have not yet commenced operations, and therefore, do not have any financial performance to report.

SERVICE PROVIDERS

Management and support services are provided to the Funds by several organizations.

Investment Adviser and Administrator:

American Independence Financial Services, LLC

335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:

 INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

Transfer Agent:

Boston Financial Data Services
30 Dan Road
Canton, MA 02021

Distributor:

Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

Fund Accounting Agent and Sub-Administrator:

UMB Fund Services

803 W. Michigan Street
Milwaukee, WI 53233

NOTICE OF PRIVACY POLICY & PRACTICES

American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the American Independence Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

  Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
  Account History, including information about the transactions and balances in a customer’s accounts; and
  Correspondence, written, telephonic or electronic between a customer and American Independence Funds or service providers to the American Independence Funds.

Disclosure of Customer Information

We may disclose all of the information described above to certain third parties who are not affiliated with the American Independence Funds under one or more of these circumstances:

  As Authorized — if you request or authorize the disclosure of the information.
  As Permitted by Law — for example, sharing information with companies who maintain or service customer accounts for the American Independence Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.
  Under Joint Agreements — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

Security of Customer Information

We require service providers to the American Independence Funds:

  to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American Independence Funds; and
  to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

(1)       For purposes of this notice, the terms ‘‘customer’’ or ‘‘customers’’ includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

ADDITIONAL INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports: The Funds’ annual and semi-annual reports to shareholders, when available, contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

Portfolio Holdings:  A complete description of the Funds’ policies and procedures with respect to the disclosure of the each Fund’s portfolio securities is available in the Funds’ SAIs.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

American Independence Funds Trust
335 Madison Avenue, Mezzanine
New York, NY 10017
Telephone: 1-866-410-2006

You can review and copy the Fund’s reports and SAIs at the Public Reference Room of the Securities and Exchange Commission (the ‘‘Commission’’). You can get text-only copies:

  For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520, (for information on the operation of the Public Reference Room call the Commission at 1-202-549-1520), or by electronic request to the following e-mail address: publicinfo@sec.gov.
  Free from the Commission’s Website at www.sec.gov.

AIF 110110

Investment Company Act file no. 811-21757

AMERICAN INDEPENDENCE FUNDS TRUST

335 MADISON AVENUE, MEZZANINE

NEW YORK, NY 10017

GENERAL AND ACCOUNT INFORMATION: (866) 410-2006

AMERICAN INDEPENDENCE FINANCIAL SERVICES - INVESTMENT ADVISER

("AIFS" OR THE "ADVISER")

Foreside Distribution Services, L.P.

(“FORESIDE” OR THE “DISTRIBUTOR”)

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the "SAI") describes two funds (collectively, the "Funds"), all of which are managed by American Independence Financial Services, LLC. The Funds are:

                                                            Institutional Classs                    Class A

                                                              (Ticker/CUSIP)            (Ticker/CUSIP)

            LargeCap Growth Fund

            Small Cap Growth Fund

Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public as an investment vehicle for individuals, institutions, corporations and fiduciaries.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated November 1, 2010 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-866-401-2006.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

August __, 2010

                                                                     - 1 -

TABLE OF CONTENTS

Investment Policies and Practices of the Funds                                                                          3

Investment Restrictions                                                                                                             22

Risks of Investing in the Funds                                                                                                  25

Management                                                                                                                            30

Trustees and Officers                                                                                                         31

Investment Adviser                                                                                                            40

Sub-advisers                                                                                                                     41

Administrative Services                                                                                                      42

Distribution and Service Plan                                                                                              43

Sub-Transfer Agency Plan                                                                                                 45

Custodian, Transfer Agent & Dividend Dispersing Agent                                                    47

Expenses                                                                                                                           47

Fee Waivers                                                                                                                      48

Independent Registered Public Accounting Firm and Counsel                                             48

Anti Money Laundering Program                                                                                       48

Voting Rights                                                                                                                     56

Conversion Into Feeder Fund                                                                                            57

Performance                                                                                                                      59

Disclosure of Portfolio Holdings Information                                                                       61

Financial Statements                                                                                                           68

Miscellaneous                                                                                                                    68

APPENDIX A

APPENDIX B

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUSES, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN INDEPENDENCE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY AMERICAN INDEPENDENCE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                                                                     - 2 -

THE INVESTMENT POLICIES AND

PRACTICES OF THE FUNDS

Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are separate portfolios of American Independence Funds Trust, a Delaware statutory trust, organized under the laws of Delaware on October 7, 2004 as an open-end, management investment company. The Trust’s Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.

Each Fund follows its own investment objectives and policies, including certain investment restrictions. Several of those restrictions and each of the Funds’ investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may change solely by approval of the Board of Trustees.

The following is a description of investment practices of the Funds and the securities in which they may invest:

U.S. Treasury Obligations (Both Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government, federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

                                                                     - 3 -

Commercial Paper (Both Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two (top three with respect to Short-Term Bond Fund) short-term rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper.

Corporate Debt Securities (Both Funds). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

Mortgage-Related Securities (BothFunds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. In the case of the Kansas Tax-Exempt Bond Fund, to the extent the Fund is permitted to invest in U.S. Government securities, the Fund may invest in mortgage-related securities only. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Funds in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

                                                                     - 4 -

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency’s obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in

Mortgage-related securities, the value of which may be more sensitive to interest rate changes.

Mortgage-related securities, for purposes of this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                                                                     - 5 -

Common Stocks (Both Funds). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

Preferred Stocks (Both Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

American Depositary Receipts (Both Funds). American Depositary Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

                                                                     - 6 -

In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. Company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund’s possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency.

Investment in Foreign Securities (Both Funds). These Funds may each invest in securities of foreign governmental and private issuers that, except for the International Equity Fund, are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

Convertible and Exchangeable Securities (Both Funds). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

                                                                     - 7 -

Domestic and Foreign Bank Obligations (Both Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers’ acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act. The Kansas Tax-Exempt Bond Fund’s bank obligations are limited to certificates of deposit and bankers’ acceptances.

Investments in United States Bank Obligations (Including Foreign Branches) (Both Funds). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds’ assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 10% of the value of the net assets of the Kansas Tax Exempt and 15% of the value of the net assets of the other Funds.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

Investments in Eurodollar and Yankee Dollar Obligations (Both Funds). Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

                                                                     - 8 -

Strips (Both Funds). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2A-7, the Money Market Fund’s investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Funds will not actively trade in STRIPS.

Zero Coupon Securities (Both Funds). A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

Other Mutual Funds (Both Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The Kansas Tax-Exempt Bond Fund has adopted a non-fundamental policy to limit its investment in investment companies to shares of money market funds. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

Options on Securities (Both Funds). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

                                                                     - 9 -

The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund’s limitation on investments in securities that are not readily marketable.

Futures, Related Options and Options on Stock Indices (Both Funds). The Fund or Portfolio may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. The Fund or Portfolio may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Adviser or Portfolio sub-Advisers anticipate an advance. In attempting to hedge a portfolio, the Fund or Portfolio may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund or Portfolio will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

                                                                    - 10 -

A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund or Portfolio will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund’s or Portfolio’s net assets.

When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer’s position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer’s futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

 During a market decline or when the Adviser or Portfolio Adviser anticipates a decline, the Fund or Portfolio may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser or Portfolio Adviser anticipates an advance, each Fund or Portfolio may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund or Portfolio not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund or Portfolio will sell options on futures and on stock indices only to close out existing positions.

INTEREST RATE FUTURES CONTRACTS (Both Funds). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund’s portfolio. These investments will be made primarily in an attempt to manage the fixed income funds’ exposure to interest rate risk (i.e. manage duration) and other bona fide hedging purposes. For example, futures may be used on lieu of buying comparable duration U.S. Treasury securities to achieve a duration target within the funds. The Funds will engage in such transactions primarily for bona fide hedging purposes. Future will not be used to leverage the portfolios and are incorporated appropriately in all measures of risk within portfolios.

                                                                    - 11 -

OPTIONS ON INTEREST RATE FUTURES CONTRACTS (Both Funds). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

RISK OF OPTIONS AND FUTURES CONTRACTS (Both Funds). One risk involved in the purchase and sale of futures and options is that a Fund may not be able to affect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund’s income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

The Funds’ successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds’ portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds’ ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds’ portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

                                                                    - 12 -

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund’s liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets to cover the futures and options.

"WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANACTIONS (Both Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser or Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund’s net asset value.

REPURCHASE AGREEMENTS (Both Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Kansas Tax-Exempt Bond Fund may not each invest more than 10% and the other Funds may not invest more than 15% of its respective net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies".

REVERSE REPURCHASE AGREEMENTS (Both Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

                                                                    - 13 -

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS (Both Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity five to twenty years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

     The Funds May Also Buy Variable Rate Master Demand Obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser or Portfolio sub-Advisers, as applicable or, pursuant to guidelines established by the Board of Trustees or the Master Trust Board, as applicable, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

LOANS OF PORTFOLIO SECURITIES (Both Funds). The Funds may lend their portfolio securities in an amount up to 33-1/3% of each Fund’s total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                                                                    - 14 -

Securities loans will be made in accordance with the following conditions: (1) the Funds or the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Funds or the Portfolio must be able to terminate the loan after notice, at any time; (4) the Funds or the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Funds or the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board of Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board of Trustees or Master Trust Board, as applicable, to vote proxies.

The Board of Trustees has approved Securities Lending Agreements with the Custodians.  Net revenue from securities lending activity will be used to offset the Funds’ custodian expenses and to pay the cost of other operating expenses for the Funds.  The net cost of the Funds’ operating expenses less the net securities lending revenue will be used to calculate the Funds’ expense limitations.

ILLIQUID SECURITIES (Both Funds). Each Fund has adopted a fundamental policy with respect to investments in illiquid securities. The International Equity Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                                                                    - 15 -

Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act (other than certain commercial paper issued pursuant to Section 4(2) as discussed below) will be treated as illiquid and subject to the Fund’s investment restriction on illiquid securities.

Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds’ investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to re-sales of certain securities to qualified institutional buyers. It is the intent of the Funds’ to invest, pursuant to procedures established by the Board of Trustees as applicable, and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser or the Portfolio sub-Advisers will monitor the liquidity of restricted securities in a Fund’s portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:

(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser or the Portfolio sub-Advisers, as applicable; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund’s average daily net assets. Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

                                                                    - 16 -

FOREIGN CURRENCY TRANSACTIONS (Both Funds). Investments by the Portfolio in securities of foreign companies will usually involve the currencies of foreign countries. In addition, the Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of the Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price at the time of the contract. Forward contracts in the principal foreign currencies are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

The Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, the Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when a Portfolio sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio’s investment securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Portfolio Advisers do not intend to enter into forward contracts on a regular or continuous basis.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the inter-bank market. The inter-bank market is foreign currencies in a global around-the-clock market.

                                                                    - 17 -

When required by applicable regulatory guidelines, the Portfolio will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

INVESTMENT RESTRICTIONS

The following restrictions apply to each Fund. Unless otherwise indicated, only Investment Restriction Nos. 2, 3, 4, 7, 8, 12 and 16 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds’ outstanding voting securities. The non-fundamental investment restrictions can be changed by approval of a majority of the Board of Trustees. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy or (ii) more than 50% of the outstanding shares.

Each Fund, except as indicated, may not:

     (1) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

     (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% of the current value of its net assets for temporary or emergency purposes or to meet redemptions. Each Fund  has adopted a non-fundamental policy to limit such borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist).

     (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

     (5) Invest in companies for the purpose of exercising control or management;

     (6) The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. The Fund may not invest in securities of any registered investment company except to the extent permitted under the 1940 Act.

                                                                    - 18 -

     (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions;

     (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

     (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

                                                                    - 19 -

     (12)No Fund shall purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund’s net assets, may be warrants which are not listed on the New York or American Stock Exchanges. The Kansas Tax-Exempt Bond Fund may not purchase warrants, straddles, or spreads;

     (14) Write, purchase or sell puts, calls or combinations thereof, except that the Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

     (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years’ continuous operation (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) municipal securities which are rated by at least two NRSRO’s or determined by the Adviser to be of comparable quality) provided each Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Fund; or

     (16) With respect to 75% of its assets, purchase a security if as a result, (1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issues..

As a matter of fundamental policy, notwithstanding any limitation otherwise noted, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, except with respect to borrowing later changes in percentage resulting from changing assets values will not be considered a violation.

It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds’ policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

                                                                    - 20 -

RISKS OF INVESTING IN THE FUNDS

CERTAIN RISK CONSIDERATIONS. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund’s investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund’s investment in any single issuer.

RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only as secondary (i.e., non-principal) investment strategies, when the Adviser or Portfolio sub-Advisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions). The risks of leverage include a higher volatility of the net asset value of a Fund’s shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

                                                                    - 21 -

MANAGEMENT TRUSTEES AND OFFICERS

The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust’s business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds’ performance. The Officers of the Trust are responsible for the Funds’ operations. The Trust is composed of thirteen portfolios.

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust’s Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Trustee’s and officer’s address is c/o American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York 10017. Each Trustee holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust’s shareholders in accordance with the Trust’s Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 11 portfolios of the Trust, which is the sole open-end investment company in the American Independence Fund’s complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

INDEPENDENT TRUSTEES

Name Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
Ronald Baldwin*(2) Age: 50 Terry Carter Age: 60	Trustee	Indefinite	Retired. Formerly Director INTRUST Financial Services, Inc. Director of INTRUST Brokerage , Inc. and Chief Operating Officer and President of INTRUST Bank, N.A.	17	None
Joseph Hankin*(1) Age: 68	Trustee	Indefinite	President, Westchester Community College since 1971	17	None
Jeffrey Haas*(1) Age: 45	Trustee	Indefinite	Professor of Law, New York Law School 1996-Present	17	None
Thomas Kice*(2) Age: 59	Trustee	Indefinite	President of Kice Industries, Inc.	17	None
George Mileusnic*(2) Age: 53	Trustee	Indefinite	Retired. Formerly Chief Financial Officer of Caribou Coffee, Inc. (2001-Present).	17	None
Peter Ochs*(3) Age: 57	Trustee	Indefinite	President of Capital III, Inc. Formerly Manager of Ochs & Associates, Inc.	17	None
Richard Wedemeyer*(1) Age: 72	Chairman of the Board and Trustee	Indefinite	Retired.	17	None

                                                                    - 22 -

INTERESTED TRUSTEES

Name Address and Age	Position(s) Held with Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee

John J. Pileggi Age: 51	Trustee	Indefinite	Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, PLUS Funds.com (2000-2002). Formerly President and CEO of ING Mutual Fund Management Co. LLC (1998-2000).	17	None

                                                                    - 23 -

OFFICERS

Name, Age and Position(s) Held	Length of Time Served as Fund Officer	Principal Occupation During Past 5 Years
Eric Rubin* Age: 41 President	7/2005-Present

President, American Independence Financial Services, LLC (2/05-Present). Prior to 2005, Mr. Rubin was Vice President of ING Financial Partners from June 2004 to January 2005, Senior Vice President Mercantile Capital Advisers 4/03-4/04.  Formerly Senior Vice President DST International (01/02-04/03).  Formerly President EMR Financial Services (06/00-02/01).  Formerly Senior Vice President ING Funds 06/98-12/99).

Edward Cook Chief Compliance Officer Age: 46	10-2007-Present	Director of Alaric Compliance Services, LLC 2007 to present; Counsel to the Assistant Secretary US Immigration and Customs Enforcement 2004-2007.
Theresa Donovan Age: 59 Secretary	7/2005-Present

Senior Director Compliance and Administration American Independence Financial Services, LLC (05/05-Present). Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind, Wharton & Garrison, LLP (04/98-05/05).

John J. Pileggi Age: 51 Treasurer	10-08-Present

Managing Partner of American Independence Financial Services, LLC since 2004. Formerly President and Chief Executive Officer, PLUS Funds.com (2000-2002).  Formerly President and CEO of ING Mutual Fund Management Co. LLC (1998-2000).

                                                                    - 24 -

*    Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 335 Madison Avenue, Mezzanine, New York, NY 10117.

(1)  Each Trustee and Officer has served from the inception of the Funds.

(2)  Messrs. Carter, Kice, Mileusnic, Baldwin and Pileggi have served as Trustees to the Predecessor Funds advised by Intrust Financial Services, Inc. since November, 1996.

(3)  Mr. Ochs has served as a Trustee to the Predecessor Funds advised by Intrust Financial Services, Inc. since August 2000.

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

SHARE OWNERSHIP IN THE FUND COMPLEX (as of effective date of this Prospectus)

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All of the Fund Family
Joseph N. Hankin	None	None
Jeffrey Haas	None	$10,001-$50,000
Richard Wedemeyer	None	$10,001-$50,000
Terry L. Carter	None	None
Thomas F. Kice	None	$50,000-$100,000
Peter Ochs	None	None
George Mileusnic	None	None
Ron Baldwin	None	None
John J. Pileggi	None	$10,001-$50,000

Additional Information About the Trustees

In addition to the information set forth above, the following specific experience, qualifications, attributes and skills apply to each Trustee. Each Trustee was appointed to serve on the Board based on his overall experience and the Board did not identify any specific qualification as all-important or controlling. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

Richard Wedemeyer

Mr. Wedemeyer has been an Independent Trustee and Chairman of the Trust since July 2005. He has over twenty years of prior service as an independent director on various mutual fund boards, including the Pacifica Funds and the ING Funds.  Prior to his retirement, Mr. Wedemeyer had over thirty years of experience in management positions involving a wide range of responsibilities.  Most recently he was Vice President – Finance for The Channel Corporation from 1995-2002.  Previously, he served as Vice President of Administration and Operations for Jim Henson Productions for fifteen years.  His early career was spent in overseas start-ups for the Rohm & Haas Company, primarily in Australia and Spain.  Mr. Wedemeyer received his B.S. in Chemical Engineering from the University of Ro chester and M.B.A. from Harvard Business School.  He was selected as a Trustee based on his business experience and extensive service as an independent mutual fund director.

                                                                    - 25 -

Ron Baldwin

Mr. Baldwin has been an Interested Trustee of the Trust since March 2006. Mr. Baldwin became an Independent Trustee in November, 2009.  Mr. Baldwin served as an Interested Trustee to the Predecessor Funds since their inception in November 1996.  Mr. Baldwin is a Managing Member of The Standard, LLC from 2003-present (a family clothing business).  He is also Chairman, President and CEO of CrossFirst Holdings, LLC from August 2008-present and Chairman of CrossFirst Bank from 10/2007 to present (a state chartered bank in Kansas).  Mr. Baldwin previously served as Vice Chairman of Intrust Bank from 1996-2001 and President  & Chief Operating Officer from 2001-2005.  From 1972-1975 and 1977-1996 Mr. Baldwin held various Executive Positions at Fourth Financial Corporation (now part of Bank of America), including Vice President and Controller, Executive Vice President – Treasurer and Chief Financial Officer, Executive Vice President-Chief Financial Officer, President – Bank IV Oklahoma and Executive Vice President – Retail Banking.  Mr. Baldwin is a Board Member of Wichita State University Alumni Association, United Way, Kansas Family Research Council and Wichita Area Chamber of Commerce.  Mr. Baldwin received his BB in 1975 from the Wichita State University.  Mr. Baldwin was selected as a Trustee because of his experience in finance and accounting in over 30 years of senior financial management and his service as a Board Member for numerous other companies.

Terry Carter

Mr. Carter has been an Independent Trustee of the Trust since March 2006. Mr. Carter served as an Independent Trustee to the Predecessor Funds since their inception in November 1996. Mr. Carter also served as an Independent Trustee for the Bank IV Funds.   Mr. Carter, presently retired, previously served 26 years as a Senior Vice President and Chief Financial Officer for an $8 billion privately-held food and gasoline retailer where he continues to serve as a member of the Board of Directors.  Mr. Carter also currently serves as a Trustee for the University of Oklahoma Foundation where he chairs the Audit Committee and is a member of the Investment Committee and Executive Committee.  Mr. Carter is a Trustee for the Oklahoma Methodist Conference Foundation where he is a member of the Investment Committee.  Mr. Carter is a business/finance graduate of the University of Oklahoma.  He was selected as a Trustee based on his business experience and extensive service as an independent mutual fund director.

Professor Jeffrey J. Haas

Professor Haas has been an Independent Trustee of the Trust since July 2005. He previously served as an Independent Trustee of the HSBC Funds from 1999 to 2002.  He has been a Director of Wegener Corporation, a media distribution company, since 2002.  Since May 2000 he has been a Professor of Law at The New York Law School.  From July 1996 to April 2000 he was an Associate Professor of Law at The New York Law School.  The courses that Professor Haas has taught include securities regulation, mergers and acquisition, mutual fund regulation, corporate finance and corporations.  From 1988 to 1993 he was a Corporate Attorney at Cravath, Swaine & Moore. He has authored and co-authored numerous books and publications in such areas as Investment Advisor Regulation, Securities Act Rules 144 and 145, fiduciary duties of Directors and Public Offerings.  He has been quoted in over 75 different publications worldwide, including the New York Times and Wall Street Journal and has appeared on CBS Evening News, CNBC Nightly Business Report, CNN and National Public Radio.  Professor Haas received his B.S. in Finance and Classical Civilizations from Florida State University in 1984 and his JD from the University of Pennsylvania in 1988. He was selected as a Trustee based on his business experience, knowledge of the securities law and previous service as an independent mutual fund director.

                                                                    - 26 -

Dr. Joseph N. Hankin

Dr. Hankin has been an Independent Trustee of the Trust since July 2005. He has over twenty years of prior service as an independent director on various mutual fund boards, including Pacifica Funds, First Choice Funds, Stagecoach Funds and the ING Funds.  Dr. Hankin has served as President of Westchester Community College since 1971. Dr. Hankin taught at the collegiate level at the City University of New York from 1962 to 1965, and as an occasional lecturer, and then an Adjunct Associate and Full Professor at Teachers College, Columbia University from 1965 to the present. Dr. Hankin began in full-time administration commencing in 1965.  Following a one and one-half year period as Director and then Dean of Continuing Education and the Summer sessions at Harford Junior College in Bel Air, Maryland, the Board of Trustees requested that, at age 26, Dr. Hankin assume the position of President.  He served in that capacity for four and one-half years. Among the related professional activities in which Dr. Hankin has engaged are: speaker and panelist for numerous forums, member, chairman, or consultant for accreditation teams in Delaware, New York, New Jersey, Maryland, Pennsylvania, and Puerto Rico, and consultant to a number of educational institutions in Maryland, New Jersey, District of Columbia, Pennsylvania, Massachusetts, Connecticut, and New York. He has participated actively in several civic and professional organizations, including the Board of Directors of the American Association of Community and Junior Colleges (Vice Chairman), the Junior College Council of the Middle Atlantic States (Treasurer, Vice-President, and President), Eastern Educational Consortium (President), Young Presidents' Organization, and others.  He is certified as a Large Complex Case Program arbitrator by the American Arbitration Association. His six dozen publications have included consultant's reports, numerous college documents printed and circulated to the public, contributions to a bibliographical work on community colleges, monographs and chapters on collective bargaining, continuing education, and the importance of the first year in college, and articles in the Junior College Journal, other magazines, and several local newspapers on a variety of educational topics.

At the City College of New York, Dr. Hankin earned a Bachelor of Arts degree in Social Sciences, and at Columbia University's Graduate Faculties and Teachers College, where, respectively, he earned Master of Arts and Doctor of Education degrees in History and in the Administration of Higher Education. He also holds honorary doctorates, Honoris Causa, from Mercy College, the College of New Rochelle, Manhattan College, and Lehman College.  He was selected as a Trustee based on his business experience and extensive previous service as an independent mutual fund director.

Thomas Kice

Mr. Kice has been an Independent Trustee of the Trust since March 2006. Mr. Kice served as an Independent Trustee to the Predecessor Funds since their inception in November 1996. He is currently CEO of Kice Industries, Inc., an industrial engineering company.  Mr. Kice previously worked at Kice Industries from 1972 until present in all aspects of business including management, sales, and served as President and CEO from 1987 until 2009.  He is currently serving on the Kice Industries board of directors. Mr. Kice graduated from Wichita State University in 1972 with a B.S. in Business Administration.

He currently serves on the board of directors for McShares Inc., a research products company, in Salina, Kansas.   He was selected as a Trustee based on his business experience and previous service as an independent mutual fund director.

                                                                    - 27 -

George Mileusnic

Mr. Mileusnic has been an Independent Trustee of the Trust since March 2006. Mr. Mileusnic served as an Independent Trustee to the Predecessor Funds since their inception in November 1996.  Mr. Mileusnic, currently retired, previously served as Chief Financial Officer for Caribou Coffee from 2001-2008.  From 1989 to 1996 he was Chief Financial Officer and from 1996 to 1998 he served as Executive Vice President of The Coleman Company.  From 1978 to 1989 he served as Financial Analyst, Director, Acquisitions, Controller, Grain Merchandising  Division and Senior Vice President for Pillsbury/Burger King (Burger King was a subsidiary of Pillsbury). Mr. Mileusnic graduated from Carleton College with a BA in Economics in 1976 and an M.B.A. in Accounting from the University of Chicago in 1978.  He is currently on the Board of Directors of Cool Clean, Inc. and Top Hat Inc. Mr. Mileusnic was selected as a Trustee based on his experience in finance and accounting, with over 30 years of senior financial management, and his service as a Board Member for numerous other companies.

Peter L. Ochs

Mr. Ochs has been an Independent Trustee of the Trust since March 2006. Mr. Ochs served as an Independent Trustee to the Predecessor Funds since September 2001.

Mr. Ochs has served as President of Capital III, Inc. from June 1982 to present.  Mr. Ochs was previously employed by the United American Bank in Wichita, Kansas from June 1974 to June 1982.  Mr. Ochs received a BA in Business Administration/Finance from the University of Kansas in 1974.  Mr. Ochs is a Director of UTG, Inc. a public insurance company.  Mr. Ochs was selected as a Trustee because of his extensive experience in finance and accounting, with over 30 years of senior financial management.

INTRESTED TRUSTEE

John J. Pileggi

Mr. Pileggi has been an Interested Trustee of the Trust since July 2005.  Mr. Pileggi served as an Independent Trustee and Chairman to the Predecessor Funds since their inception in November 1996.  Mr. Pileggi is Managing Partner of AIFS.  Previously Mr. Pileggi was President and CEO of Mercantile Investment & Wealth Management and President of Mercantile Capital Advisors and Mercantile Securities until March 2004.  In 2001, Mr. Pileggi was President and CEO of PlusFunds.  From 1997 to 2000, he was Chairman and CEO of ING Funds and CEO of ING Investment Products Distribution, overseeing the launch of a mutual fund operation in January 1999 that grew to $1.5 billion in assets and 18 funds in its first year. From 1994 to 1998, he was Senior Managing Director and Member of the Board of Furman Selz LLC. Mr. Pileggi began his career at Lehman Brothers Kuhn Loeb. Mr. Pileggi attended Brooklyn College of the City University of New York from 1976 to1980. Mr. Pileggi has previously -served as an Interested Trustee of the Pacifica Funds, FFB Funds, First Choice Funds, Marine Funds, Bank IV Funds, Fund Source, Fund Trust, Performance Funds and Evergreen Funds. .  He was selected as a Trustee based on his business experience and extensive previous service as a mutual fund director.

Board Committees and Meetings

The Board had four regularly scheduled meetings in 2009.

Audit Committee.    The Trust has an Audit Committee, consisting of all Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust. The Audit Committee, whose members are Messrs. Carter, Baldwin, Hankin, Haas, Kice, Ochs and Mileusnic, makes recommendations to the Trustees as to the engagement or discharge of the Trust’s independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust’s independent auditors the results of the audit engagement, and considers the audit fees. In 2009, the Audit Committee met two times.

                                                                    - 28 -

Nominating Committee.    The Trust has a Nominating Committee, consisting of each Trustee who is not an “interested person” of the Trust. There are no regular meetings of the Nominating Committee but rather meetings are held as appropriate. The Nominating Committee evaluates the qualifications of Trustee candidates and nominates candidates to the full Board. The Nominating Committee will consider nominees for the position of Trustee recommended by shareholders. The Nominating Committee also considers candidates from among the Trustees to serve as Chairperson of the Board and annually reviews the compensation of the Trust’s independent trustees.

    Shareholder Nominations.  The Board will consider shareholder nominees for Trustees.  All nominees must possess the appropriate characteristics, skills and experience for serving on the Board.  In particular the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties.  All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: American Independence Funds Trust, 335 Madison Avenue, Mezzanine, New York, NY 10017.

Risk Oversight

As registered investment companies, the Funds are subject to a variety of risks, including, among others, investment risks, financial risks, compliance risks and operational risks. The Funds’ investment adviser and administrator, American Independence Financial Services, LLC and JP Morgan as Sub-Administrator, have primary responsibility for the Funds’ risk management on a day-to-day basis as part of its overall responsibilities. The Funds’ sub-advisers are primarily responsible for managing investment risk as part of their day-to-day investment management responsibilities, as well as operational risks at their respective firms. The Funds’ investment adviser and Chief Compliance Officer also assist the Board in overseeing the significant investment policies of the Funds and monitor the various compliance policies and procedures approved by the Board as a part of its oversight responsibilities.

In discharging its oversight responsibilities, the Board considers risk management issues throughout the year by reviewing regular reports prepared by the Funds’ investment adviser and Chief Compliance Officer, as well as special written reports or presentations provided on a variety of risk issues, as needed. For example, the investment adviser reports to the Board quarterly on the investment performance of each of the Funds, the financial performance of the Funds, overall market and economic conditions, and legal and regulatory developments that may impact the Funds. The Fund’s Chief Compliance Officer, who reports directly to the Board’s Independent Trustees, provides presentations to the Board at its quarterly meetings and an annual report to the Board concerning (i) compliance matters relating to the Funds, the Funds’ investment adviser and sub-advisers, and the Funds’ other key service providers; (ii) regulatory developments; (iii) business continuity programs; and (iv) various risks identified as part of the Funds’ compliance program assessments. The Funds’ Chief Compliance Officer also meets at least quarterly in executive session with the Independent Trustees, and communicates significant compliance-related issues and regulatory developments to the Audit Committee between Board meetings.

In addressing issues regarding the Funds’ risk management between meetings, appropriate representatives of the investment adviser communicate with the Chairman of the Trust, the Chairman of the Audit Committee or the Funds’ Chief Compliance Officer. As appropriate, the Trustees confer among themselves, or with the Funds’ Chief Compliance Officer, the investment adviser, other service providers and independent legal counsel, to identify and review risk management issues that may be placed on the full Board’s agenda.

                                                                    - 29 -

The Board also relies on its committees to administer the Board’s oversight function. The Audit Committee assists the Board in reviewing with the investment adviser and the Funds’ independent auditors, at various times throughout the year, matters relating to the annual audits, financial accounting and reporting matters, and the internal control environment at the service providers that provide financial accounting and reporting for the Funds. The Audit Committee also meets annually with representatives of the investment adviser’s Corporate Audit Department to review the results of internal audits of relevance to the Funds. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general. These and the Board’s other committees present reports to the Board that may prompt further discussion of issues concerning the oversight of the Funds’ risk management. The Board may also discuss particular risks that are not addressed in the committee process.

SUBADVISERS

 The Sub-adviser has entered into a Sub-Advisory Contract, with the Adviser. The Sub-Advisory Contract will continue in effect for a period beyond two years from the date of execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contract may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, or the Sub-Adviser, on 60 days’ written notice by either party to the Contract and will terminate automatically if assigned.

Large Cap Growth Fund and Small Cap Growth Fund

American Yellowstone Advisor, LLC (“AYA”) provides portfolio investment management services for the  Funds.  Yellowstone Partners, LLC is a jointly owned affiliated registered investment advisor of American Independence Financial Services and Yellowstone Partners, LLC.  Mr. Robert Natale  will act as the portfolio manager to the Large Cap Growth Fund and Small Cap Growth Fund. As such, he will have direct and primary responsibility for all investment decisions, subject to the overall supervision of the Adviser. In particular, Mr. Natale will be responsible for all strategic portfolio investments, as well as research and trading of banks and thrifts.

Robert Natale, Portfolio Manager, joined Yellowstone Partners on April 1, 2010 as the Senior Portfolio Manager for both the Small and Large Cap growth portfolios. Prior to working for Yellowstone, Mr. Natale worked for Eagle Asset Management from September 2008 to March 2010.  While there he was the Managing Director and Portfolio Manager for Eagle’s Large Cap Growth portfolio.  Previous to working for Eagle, Mr. Natale worked for Bear Stearns Asset Management. As a Portfolio Manager for Bear Stearns, Mr. Natale managed the S&P STARS Fund, which he helped launch in 1995 while working for Standard & Poor’s. He managed approximately $1.35 billion in Large Cap Growth Portfolios. Mr. Natale was with Bear Stearns from 1998 until April, 2008.  Before Bear Stearns, Mr. Natale was the Director of Equity Research and assisted in the design and development of the proprietary Stock Appreciation Ranking System (“STARS”) model for Standard & Poor’s. Mr. Natale was with Standard & Poor’s for 19 years (1979-1998). Mr. Natale gained a Bachelor of Arts degree from Fordham University as well as both a Masters of Arts and Masters of Business Administration from New York University. Mr. Natale is also a Chartered Financial Analyst.

                                                                    - 30 -

The following information is for the person primarily responsible for day-to-day management of the Funds:

Name	Title	Length of Service
Robert Natale	Portfolio Manager	2010

Account Management Disclosures

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets For Which Advisory Fee is Performance-Based
Name of Sub-Adviser and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Robert Natale

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund).  AYA manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGERS

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. Contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER

(as of October 31, 2010)

Name of Portfolio Managers	Name of Fund	Dollar Range of Equity Securities in the Trust

Robert Natale	Large Cap GrowthFund Small Cap Growth Fund	None None

                                                                    - 31 -

STANDING BOARD COMMITTEES

The Board has established two committees: the Audit and Nominating Committees. The Audit Committee annually considers the engagement and compensation of the Trust’s independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust’s financial statements. The Audit Committee consists of all of the Independent Trustees. The Audit Committee met two times during the fiscal year.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of all Independent Trustees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust’s Secretary.

BOARD COMPENSATION

Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each Board meeting attended, $1,000 for each telephonic or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended. The Chairman of the Audit Committee will receive an additional fee of $1,000 for each Audit Committee attended.  As Trustee Emeritus, Mr. Vander Jagt will not a have vote on any matters considered by the Board of Trustees but will attend Board Meetings and continue to receive compensation which will be paid by the Advisor.

COMPENSATION TABLE

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefit Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
INTERESTED TRUSTEES
John J. Pileggi	$ 0	N/A	N/A	$ 0
Ron Baldwin	$11,000	N/A	N/A	$11,000
NON-INTERESTED TRUSTEES
Richard Wedemeyer	$20,000	N/A	N/A	$20,000
George Mileusnic	$16,000	N/A	N/A	$16,000
Terry Carter	$12,000	N/A	N/A	$12,000
Thomas Kice	$14,000	N/A	N/A	$14,000
Peter Ochs	$12,000	N/A	N/A	$12,000
Jeffrey Haas	$14,000	N/A	N/A	$14,000
Joseph Hankin	$14,000	N/A	N/A	$14,000

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CODES OF ETHICS

The Trust and the Advisor have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the American Independence Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Trust’s registration statement on Form N-1A and are on public file with, and are available from, the SEC’s Public Reference Room in Washington, D.C.

PROXY VOTING POLICY AND PROCEDURES

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an American Independence Fund to the Advisor. The Trust has delegated proxy voting to the Advisor with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Advisor has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and the Advisor or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Trust’s website at http://www.aifunds.com and (ii) on the SEC’s website at http://www.sec.gov.

ADVISORY SERVICES

American Independence Financial Services, LLC serves as investment adviser to the Funds pursuant to a Management Agreement dated June 23, 2010, between the Trust and American Independence Financial Services, LLC pursuant to obligations under the Advisory Agreement. American Independence Financial Services, LLC also provides certain administrative services necessary for the Funds’ operations including; (i) coordination of the services performed by the Funds’ transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds’ Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

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The following table shows the advisory fees that AIFS, in its capacity as investment advisor, is entitled to receive from the American Independence Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund’s average daily net assets.

Fund                                                                Advisory Fee

Large Cap Growth Fund                                   1.00%

Small Cap Growth Fund                                   1.00%

The following table shows the sub-advisory fees that AIFS will pay to the sub-advisors;

Fund                                                                Sub-Advisory Fee

Large Cap Growth Fund                                   0.50%

Small Cap Growth Fund                                   0.50%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through March 1, 2011 with respect to the American Independence Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement’s continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or the Advisor on 30 days’ written notice, and will terminate immediately in the event of its assignment.

INITIAL BOARD APPROVAL OF THE ADVISORY AGREEMENTS FOR THE AMERICAN INDEPENDENCE FUNDS

American Independence Financial Services, LLC’s compensation under the Advisory Agreement may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Advisory Agreement, American Independence Financial Services, LLC may reduce its compensation to the extent that the funds’ expenses exceed such lower expense limitation as American Independence Financial Services, LLC may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on American Independence Financial Services, LLC’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus

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In considering the Advisory Agreement, the Trustees considered numerous factors they believe to be relevant, including a comparison of the fees and expenses of other similarly managed funds, the advisor’s research and decision-making processes, the methods adopted to assure compliance with the funds’ investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the funds; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor’s potential profitability; the financial condition and stability of the advisor; the advisor’s trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars.

ADMINISTRATION SERVICES

AIFS also provides certain administrative services necessary for the Funds’ operations.  The fees for the services provided under such agreement are calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

AIFS has entered into an agreement with UMB whereby UMB provides sub-administration services for a fee accrued daily and paid monthly, on aggregate net assets of all Funds in the Trust.

DISTRIBUTION AND SERVICES PLANS

The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares and Class C Shares of the American Independence Funds (the "Plans"). Under the Plans, the Trust (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

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Under the Plan, payments by the Trust for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and 0.75% for Class C Shares, and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund’s outstanding Class A Shares that are owned of record or beneficially by a Service Organization’s customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

SUB-TRANSFER AGENCY PLAN

The Funds have adopted a Sub-Transfer Agency Plan pursuant to which it may pay a fee of up to an annual rate of 0.25% of Fund average daily net assets to service organizations who provide sub-transfer agency services to their customers who own shares of the Funds.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

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Your financial intermediary may receive various forms of compensation from you, the Funds or AIFS in connection with the sale of shares of a Fund to you or for you remaining as an investor in a Fund.  The compensation that the financial intermediary receives will vary by class of shares and among financial intermediaries.  These types of payments include:

•          Contingent deferred sales charges or initial front-end sales charges (if applicable), which are payable from your investment to the Distributor and all or a portion of which are payable by the Distributor to financial intermediaries (see “A Choice of Share Classes” in the Prospectus);

•          Ongoing asset-based payments attributable to the share class selected,                including fees payable under the Fund's Distribution Plans adopted under Rule 12b-1 under the Investment Company Act and Shareholder Servicing Plan, which are paid from the Fund's assets and allocated to the class of shares to which the plan relates (see “Distribution and Service Plans” in the SAI);

•          Shareholder servicing payments for providing omnibus accounting,            recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, which are paid from the assets of a Fund as reimbursement to the financial intermediary for expenses they incur on behalf of the Fund.

•          Payments by AIFS out of its own assets.  AIFS may make these payments in addition to payments described above.  Your financial intermediary may receive payments from AIFS that fall within one or more of the following categories, each of which is described in greater detail below:

      •           Distribution Related Payments;

      •           Service Related Payments; and

      •           Processing Related Payments.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds or cooperate with AIFS’ promotional efforts.  Your financial intermediary may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy.  Your financial intermediary may charge you additional fees or commissions other than those disclosed in this Prospectus.  You should ask your financial intermediary for details about any such payments it receives from AIFS or any other fees or expenses it charges.

Distribution Related Payments.  AIFS may make payments to certain financial intermediaries as incentives to market the funds or to cooperate with AIFS’ promotional efforts or in recognition of their marketing, transaction processing and/or administrative services support.   AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary.  In the case of any one financial intermediary, Distribution Related Payments generally will not exceed the sum of 0.15% of that financial intermediary’s total sales of the Funds, and 0.15% of the total assets of these funds attributable to that financial intermediary, on an annual basis.

                                                                    - 37 -

As noted above a number of factors are considered in determining the amount of these Distribution Related Payments, including each financial intermediary's Funds sales, assets, and redemption rates as well as the willingness and ability of the financial intermediary to give AIFS access to its investment representatives for educational and marketing purposes.  In some cases, financial intermediaries will include the Funds on a “preferred list.”  AIFS' goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Funds so that they can provide suitable information and advice about the Funds and related investor services.

Service Related Payments.  Payments may also be made by AIFS to financial intermediaries to compensate or reimburse them for administrative or other shareholder services provided such as omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other services.  Payments may also be made for administrative services related to the distribution of the Funds’ shares through the financial intermediary.  Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies and others.  These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

AIFS compensates financial intermediaries differently depending upon, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary.  Service Related Payments to a financial intermediary generally will not exceed, on an annual basis for any calendar year, 0.25% of the assets attributable to that financial intermediary.

Processing Related Payments.  AIFS may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries’ costs associated with client account maintenance support, statement preparation and transaction processing.  The types of payments that AIFS may make under this category include, among others, payment of networking fees or one-time payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading system.

Other Payments.  Additionally, AIFS may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated investment representatives in connection with educational seminars and “due diligence” or training meetings (to the extent permitted by applicable laws or rules of the National Association of Securities Dealers) and marketing efforts related to the Funds for the firms' employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, meals and conferences.  AIFS makes payments for entertainment events it deems appropriate, subject to AIFS’ policies and applicable law.  These payments may vary depending on the nature of the event.

As of June 30, 2010, the following financial intermediaries that are broker dealers have been approved by the Board of Trustees to receive Distribution Related and/or Service Related Payments:

Pershing

Fidelity Brokerage Services LLC

                                                                    - 38 -

Fiserv Trust Company

Benefit Plan Administrators

Wells Fargo Advisers

Raymond James

Charles Schwab

TD Ameritrade

CPI Qualified Plan Services

Any additions or deletions to the list of financial intermediaries identified above that have occurred since June 30, 2010 are not reflected.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING AGENT

INTRUST Bank, N.A. acts as custodian and securities lending agent for the Funds. Mellon Bank acts as global custodian and securities lending agent for the Funds. Boston Financial Data Services (“BFDS”) acts as transfer agent for the Funds. The Trust compensates BFDS for providing personnel and facilities to perform transfer agency related services for the Trust.  JPMorgan Worldwide Securities Services provides the fund accounting services to the Funds.

EXPENSES

Except as noted below, American Independence Financial Services, LLC bears all expenses in connection with the performance of its advisory and administrative services. The Trust bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders’ reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Trust also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

FEE WAIVERS

The Advisor has agreed in writing to limit the expenses of the American Independence Funds to the amount indicated below until March 1, 2011 for both funds..These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

The Advisor has agreed to reduce its management fee and reimburse expenses in order to keep total annual fund operating expenses at the following levels:

Fund                                                    Class A                       Class C           Institutional Class

                                                                    - 39 -

Large Cap Growth Fund           1.00%                          1.50%                          2.00%

Small Cap Growth Fund                                   1.10%                          1.60     2.10%

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL

Grant Thornton, LLP, 175 West Jackson Blvd., Chicago, Illinois 60604, has been selected as the Independent Registered Public Accounting Firm for the Trust. Grant Thornton LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, serves as counsel to the Trust.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

SHARES OF BENEFICIAL INTEREST

The American Independence Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of five series, which is offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

     The American Independence Funds offer three classes of shares, Class A, Class C and Institutional Class. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-866-410-2005, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds’ shares.

            The Trust's shares do not have cumulative voting rights, so that the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                                                                    - 40 -

VOTING RIGHTS

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund. Under the Fund’s Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund’s Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

                                                                    - 41 -

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund’s voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

CONVERSION INTO A FEEDER FUND

The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Funds’ shareholders (the "Shareholders"). It is uncertain whether the Funds will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, each Fund would seek to achieve its investment objective by investing all of its assets in the securities of a singer master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Funds were to convert into feeder funds, the Funds’ interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio securities directly.

PERFORMANCE INFORMATION

The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the American Independence Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund’s return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund’s NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund’s performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund’s short-term trading fee or the effect of a fund’s small balance maintenance fee. Excluding a fund’s short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

                                                                    - 42 -

From time to time, in advertisements or in reports to shareholders, a Fund’s yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron’s, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6)

descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

It is the policy of the Trust ("Disclosure Policies"), with respect to each of the Funds, to disclose to the general public the portfolio holdings of each of the Funds: (i) in regular public filings made with the Securities and Exchange Commission; and (ii) on a quarterly basis with a lag time of 30 days, by calling 1-888-266-8787. The Funds may also disclose portfolio holdings information in response to a request from a regulatory or other governmental entity.

Portfolio holdings information for the Funds may also be made available more frequently and prior to its public availability ("non-standard disclosure") to:

                                                                    - 43 -

(1) the Funds’ service providers including the Funds’ custodian, administrator, fund accountant, financing agents, pricing services and certain others (such as auditors, proxy voting services and securities lending agents) necessary for the Funds’ day-to-day operations ("Service Providers"); and

(2) certain non-service providers including ratings agencies and other qualified financial professionals (such as Lipper Analytical Services, Moody’s Investors Service, Morningstar, Standard & Poor’s Rating Service and Thomson Financial) for such purposes as analyzing and ranking the Funds or performing due diligence and asset allocation) ("Non-Service Providers"). Generally such information is provided to non- service providers on a monthly and quarterly basis with a five-to-fifteen day lag. The above list of ratings agencies will be updated each year.

Prior to the release of non-standard disclosure to Non-Service Providers, the recipient must adhere to the following conditions:

(1) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(2) the recipient signs a written Confidentiality Agreement. Persons and entities unwilling to execute an acceptable Confidentiality Agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Funds’ Disclosure Policies; or

(3) the recipient provides assurances of its duty of confidentially by such means as certification as to its policies’ adequacy to protect the information that is disclosed.

The Funds have determined that non-standard disclosure to each service and non-service providers fulfills legitimate business purpose and is in the best interest of shareholders and believes that these arrangements subject the recipients to a duty of confidentiality. Neither the Funds nor the Funds’ investment adviser or any sub-adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities. These Disclosure Policies may not be waived or exceptions made, without the consent of the Funds’ Chief Compliance Officer. The Board of

Trustees has approved this policy and will review any material changes to this policy, and shall periodically review persons or entities receiving non-standard disclosure. The Board of Trustees and Chief Compliance Officer (1) may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in the Funds’ Disclosure Policies and

(2) will address any conflicts of interest involving non-standard disclosure.

TAXATION

The Funds have qualified and intend to qualify and elect annually to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to Federal income tax on their investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

                                                                    - 44 -

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gains net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years.

A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year.

Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Some Funds and the Portfolio may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund or the Portfolio held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s or, in the case of the International Multi-Manager Stock Fund, the Portfolio’s holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) and the International Multi-Manager Stock Fund will be taxed on its proportionate share of the Portfolio’s excess distributions allocated to that holding period even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

                                                                    - 45 -

A Fund or the Portfolio may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund or the Portfolio generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund’s and the Portfolio’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself or the Portfolio to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard. The Portfolio does not intend to acquire stock of issuers that are considered PFICs.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations. Proposed legislation, if enacted, would reduce the dividends received deduction from 70 to 50 percent.

Distributions of net long term capital gains, if any, designated by the Funds as long term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

Distributions by a Fund reduce the net asset value of the Fund’s shares. Should a distribution reduce the  net asset value below a shareholder’s cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which will nevertheless generally be taxable to them.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as

                                                                    - 46 -

long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt-interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option, If the option is exercised, the cost of the option, in the case of a call Option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds and the Portfolio may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should contact their own tax advisors in this regard.

Generally, the hedging transactions undertaken by a Fund or the Portfolio may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund or the Portfolio. In addition, losses realized by a Fund or the Portfolio on a position that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund or the Portfolio of hedging transactions are not entirely clear, Hedging transactions may increase the amount of short- term capital gain realized by a Fund or Portfolio which is taxed as ordinary income when distributed to stockholders.

                                                                    - 47 -

A Fund or the Portfolio may make one or more of the elections available under the Code which are applicable to straddles. If a Fund or the Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should contact their own tax advisors in this regard.

Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund or, in the case of the International Multi-Manager Stock Fund, the Portfolio will be able to engage in transactions in options, futures, and forward contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund or the Portfolio accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund or the Portfolio actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income. Investors should contact their own tax advisors in this regard.

Income received by a Fund or the Portfolio from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign governments  and corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund or, in the case of the International Equity Fund, its proportionate share of such taxes paid by the Portfolio. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid (or deemed paid) by a Fund, and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund’s taxable year whether the foreign taxes paid by a Fund or the Portfolio will "pass-through" for that year and, if so, such notification will designate (a) the shareholder’s portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from foreign sources.

                                                                    - 48 -

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund’s income flows through to its shareholders. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund (including, in the case of the International Equity Fund, its proportionate share of the Portfolio’s foreign source passive income). The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

The Funds are required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholders U.S. Federal income tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisors with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 28% (or at a lower rate under a tax treaty).

2003 TAX ACT

                                                                    - 49 -

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each of the Funds will be able to separately designate distributions of any qualifying long-term capital gains. Each of the Funds investing in stock will also be able to designate qualifying dividends earned by the Fund that would be eligible for the lower minimum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. A portion of each Fund’s distributions from its investment income may also qualify for the dividends received deduction available to corporations (the corporate shareholder would need to have at least a 46 day holding period with respect to any such qualifying distribution). Because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends and/or the corporate dividends received deduction.

MISCELLANEOUS

As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2005.

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APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s or SEC’s regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund’s investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I INTEREST RATE FUTURES CONTRACTS.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

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The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund’s entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93. In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

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The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund’s basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rose from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                                                                    - 53 -

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II SECURITY FUTURES CONTRACTS AND STOCK INDEX FUTURES CONTRACTS.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund’s portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                                                                    - 54 -

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any):

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
Day Hedge is Placed -
Anticipate Buying $62,500 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures : $62,500/Contract
-Day Hedge is Lifted -
Buy Equity Portfolio with Actual Cost = $65,000 Increase in Purchase Price = $2,500	Sell 1 Index Futures at 130 Value of Futures = $65,000/Contract Gain on Futures = $2,500

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HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
- Day Hedge is Placed
Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000
- Day Hedge is Lifted -
Equity Portfolio – Own stock with Value = $960,000 Loss in Fund Value = $40,000	Buy 16 Index Futures at 120 Value Futures = $960,000 Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund’s transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio	Futures
- Day Hedge is Placed
Anticipate Buying $62,000 Equity Portfolio	Buying 1 Index Futures at 125 Value of Futures = $62,500
- Day Hedge is Lifted -
Buy Equity Portfolio with Actual Cost = $60,000 Increases in Purchase Price = $2,500	Sell 1 Index Futures at 120 Value Futures = $60,000/Contract Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

                                                                    - 56 -

Value of Stock Fund = $1,000,000

Value of Futures Contract = 125 x $500 = $62,500

Fund Beta Relative to the Index = 1.0

Portfolio	Futures
- Day Hedge is Placed
Anticipate Selling $1,000,000 Equity Portfolio	Sell 16 Index Futures at 125 Value of Futures = $1,000,000
- Day Hedge is Lifted -
Equity Portfolio – Own stock with Value = $1,040,000 Gain in Fund Value = $40,000	Sell 16 Index Futures at 130 Value Futures = $1,040,000 Loss of Futures = $40,000

III  FUTURES CONTRACTS ON FOREIGN CURRENCIES.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund’s portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV MARGIN PAYMENTS.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund’s custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

                                                                    - 57 -

V RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund’s Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

                                                                    - 58 -

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

                                                                    - 59 -

VI OPTIONS ON FUTURES CONTRACTS.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII OTHER TRANSACTIONS.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund’s hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII ACCOUNTING TREATMENT.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

                                                                    - 60 -

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

AMERICAN INDEPENDENCE FUNDS TRUST

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees of American Independence Funds Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the "Securities") held by certain of the Trust’s investment portfolios ("Funds"):

I. POLICY

A. It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to Securities held by the Funds to American Independence Financial Services, LLC (the "Adviser") as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and BISYS, the Funds’ principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between BISYS and the Funds’ shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser’s Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser’s independence of judgment and action with respect to the voting of the proxy.

                                                                    - 61 -

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

VII. REVIEW OF POLICY

                                                                    - 62 -

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.

                                                                    - 63 -

Adopted: July 12, 2005

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

PROXY VOTING POLICY AND PROCEDURES

GENERAL POLICY

            It is the policy of American Independence Financial Services, LLC ("AIFS") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom AIFS provides discretionary investment management services and have authority to vote their proxies.

            AIFS may vote proxies as part of its authority to manage, acquire and dispose of account assets. AIFS will not vote proxies if the advisory agreement does not provide for AIFS to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.

            When voting proxies for client accounts, AIFS’s primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, AIFS will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, AIFS may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide AIFS with a statement of proxy voting policy. In these situations, AIFS will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of AIFS.

PROCEDURES FOR VOTING PROXIES

            These procedures are adopted pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

EVALUATION AND VOTING

            The Proxy Committee shall designate one or more employees of AIFS (each a "designated employee") to review each proxy received by AIFS for which AIFS has the responsibility to vote and to ensure that all proxies are voted according to AIFS’s guidelines.

            1.   The issues presented in the proxy materials;

            2.  The interests of AIFS, if any, in those issues;

            3.   How the proxy will be voted; and

                                                                    - 64 -

            The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted.

            In cases where a client has asked AIFS for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

            1.   Endorse the memorandum for delivery to the client;

            2.   Return the memorandum for further consideration; or

            3.   In the case of a potential conflict of interest or basic disagreement about the voting of the 3 proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice AIFS should provide to the client with respect to the proxy. CONFLICTS OF INTEREST

            AIFS will maintain a list of those companies which issue publicly traded securities and with which affiliates of AIFS has such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between AIFS and its clients.

            The term "conflict of interest" refers to a situation in which affiliates of AIFS has a financial interest in a matter presented by a proxy other than the obligation AIFS incurs as investment adviser and any other client which may compromise AIFS’s freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

            1.   Companies affiliated with Trustees;

            2.   Companies affiliated with officers of AIFS; and

            3.   Companies that maintain significant business relationships with AIFS or is actively seeking a significant business relationship.

            Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, AIFS’s commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.

            In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

                                                                    - 65 -

            All votes submitted by IFS on behalf of its clients are not biased in any way by other clients of AIFS. For example, the fact that XYZ Corporation is a client of AIFS does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client’s stock).

REPORTING AND DISCLOSURE

            Once each year, AIFS shall include in its presentation materials to the Boards of Trustees of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that AIFS has identified as involving a conflict of interest, AIFS shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

            AIFS shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. AIFS shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

AIFS shall retain records relating to the voting of proxies, including:

            1.   A copy of this proxy voting policy and procedures relating to the voting of proxies.

            2.   A copy of each proxy statement received by AIFS regarding portfolio securities in AIFS client accounts.

            3.   A record of each vote cast by AIFS on behalf of a client.

            4.   A copy of each written client request for information on how AIFS voted proxies on behalf of the client account, and a copy of any written response by AIFS to the client account.

            5.   A copy of any document prepared by AIFS that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

            AIFS shall rely on proxy statements filed on the SEC’s EDGAR system instead of maintaining its own copies.

            These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of AIFS.

                                                                    - 66 -

SCHEDULE A

            The following is a concise summary of AIFS’s proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

            -           An auditor has a financial interest in or association with the company, and is therefore                 not independent

            -           Fees for non-audit services are excessive, or

            -           There is reason to believe that the independent auditor has rendered an opinion which                is neither accurate nor indicative of the company’s financial position.

2.   BOARD OF TRUSTEES

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all Trustees annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside Trustees of CEO pay.

Majority of Independent Trustees/Establishment of Committees

                                                                    - 67 -

Vote FOR shareholder proposals asking that a majority or more of Trustees be independent unless the board composition already meets the threshold for definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent Trustees if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

Shareholder Ability to Act by Written Consent

            -           Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by                written consent.

            -           Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

            -           Vote AGAINST proposals to restrict or prohibit shareholder ability to call special                                 meetings.

            -           Vote FOR proposals that remove restrictions on the right of shareholders to act                                     independently of management.

Supermajority Vote Requirements

            -           Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR                   proposals to lower supermajority vote requirements. Cumulative Voting

            -           Vote AGAINST proposals to eliminate cumulative voting.

            -           Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis                   relative to the company’s other governance provisions.

Confidential Voting

            -           Vote FOR shareholder proposals requesting that corporations adopt confidential                                   voting, use independent vote tabulators and use independent inspectors of election, as                long as the proposal includes a provision for proxy contests as follows: In the case of                        a contested election, management should be permitted to request that the dissident                group honor its confidential voting policy. If the dissidents agree, the policy remains in                     place. If the dissidents will not agree, the confidential voting policy is waived.

            -           Vote FOR management proposals to adopt confidential voting.

                                                                    - 68 -

4.   PROXY CONTESTS

            -           Voting for Director Nominees in Contested Elections

            -           Votes in a contested election of Trustees must be evaluated on a CASE-BY-CASE                  basis, considering the factors that include the long-term financial performance,                                     management’s track record, qualifications of director nominees (both slates), and an              evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE.

5.   POISON PILLS

            -           Vote FOR shareholder proposals that ask a company to submit its poison pill for                                   shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to                         redeem a company’s poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

            -           Vote CASE-BY-CASE on mergers and corporate restructurings based on such features                       as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE Common Stock Authorization

            -           Votes on proposals to increase the number of shares of common stock authorized for                issuance are determined on a CASE-BY-CASE basis..

            -           Vote AGAINST proposals at companies with dual-class capital structures to increase               the number of authorized shares of the class of stock that has superior voting rights.

                                                                    - 69 -

            -           Vote FOR proposals to approve increases beyond the allowable increase when a                                  company’s shares are in danger of being delisted or if a company’s ability to continue                 to operate as a going concern is uncertain.

Dual-class Stock

            -           Vote AGAINST proposals to create a new class of common stock with superior voting                         rights.

            -           Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

            -           It is intended for financing purposes with minimal or no dilution to current shareholders

            -           It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, AIFS will value every award type. AIFS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once AIFS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

            -           Historic trading patterns

            -           Rationale for the repricing

                                                                    - 70 -

            -           Value-for-value exchange

     -    Option vesting

   -    Term of the option

     -    Exercise price

     -    Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                                                    - 71 -

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)	(1) Trust Instrument(1)
(2)	Amendment to Trust Instrument(2)
(b)	By-Laws.(1)
(d)	Investment Advisory Contracts.
(1)	Investment Advisory agreement between Registrant and Arrivato Advisors, LLC(1)
(2)	Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC(3)
(3)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.(4)
(4)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management.(4)
(5)	Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Miller & Jacobs Capital, LLC.(5)
(6)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC. dated February 2008
(7)	Form of Sub-Advisory Agreement between American Independence Financial Services and Fischer Francis Trees & Watts
(8)	Amended Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC
(9)	Amended Investment Advisory Agreement between ATM/ATM Bull/Bear Funds and American Independence Financial Services, LLC.
(10)	Form of Sub-Advisory Agreement between American Independence Financial Services and American Yellowstone Advisors, LLC.
(e)	Underwriting Contracts
(1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership.(1)
(2) Amendment to the Distribution Agreement dated November 14, 2005(3)
(3) Distribution Agreement between Registrant and Foreside Fund Services, LLC(6)
(4) Amended Distribution Agreement between Registrant and Foreside Fund Services, LLC*
(f)	None.
(g)	Custodian Agreement between Registrant and INTRUST Bank, NA.(2)
(h)	Other Material Contracts.
(1) Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.(1)
(2) Amendment to Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.
(2) Fund Accounting Agreement between Registrant and JPMorgan Worldwide Securities Services
(3) Transfer Agent and Service Agreement between Registrant and Boston Financial Data Services, Inc.
(3) Sub-Transfer Agency Agreement(1)
(4) Form of Agreement and Plan of Reorganization.(4)
(5) Form of Agreement and Plan of Reorganization with Fischer Francis Trees & Watts(6)
(i)	Legal Opinion.
(1) Opinion and Consent of Dechert LLP
(j)	Consent of Independent Public Accountants
(k)	None.
(m)	(1) Rule 12b-1 Plan.(1)
(2) Amended Rule 12b-1 Plan(3)
(3) Amended Rule 12b-1 Plan(6)
(n)	(1) Rule 18f-3 Plan.(1)
(2) Revised Rule 18f-3 Plan dated Nov. 14, 2005(3)
(3) Revised Rule 18f-3 Plan dated December 15, 2006.(5)
(4) Revised Rule 18f-3 Plan dated April 28, 2010.
(o)	N/A
(p)	Codes of Ethics
(1)	Code of Ethics of Arrivato Funds Trust(1)
(2)	Code of Ethics of Arrivato Advisors, LLC(2)
(3)	Code of Ethics of BISYS (Distributor)(2)
(4)	Code of Ethics of Barrow Hanley(3)
(5)	Code of Ethics of Commerce Asset Management(3)
(6)	Code of Ethics of Miller & Jacobs Capital, LLC.(5)
(7)	Code of Ethics of Fischer Francis Trees & Watts(6)
(q)	Power of Attorney (3)

* To be filed by amendment.

1	Previously filed with Pre-Effective Amendment No. 2 filed on July 28, 2005.
2	Previously filed with Pre-Effective Amendment No. 3 filed on August 29, 2005.
3.	Previously Filed Incorporated by reference from exhibits filed with Registrants Registration Statement on Form N-14 filed with the Securities and Exchange Commission on February 15, 2006.
4.	Previously filed with Post-Effective Amendment No. 2 Filed on February 23, 2006.
5.	Previously filed with Post-Effective Amendment No. 5 Filed on January 16, 2007.
6.	Previously filed with Post-Effective Amendment No. 11 Filed on April 18, 2008.
7.	Previously filed with Post-Effective Amendment No. 50 Filed on April 29, 2010

Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of American Independence Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on February 28, 2008 (Accession No. 0001206774-08-000425.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 9th day of August 2010.

AMERICAN INDEPENDENCE FUNDS TRUST

By: /s/ Eric Rubin

Eric Rubin
President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	August 9, 2010
Eric Rubin

/s/ Richard A. Wedemeyer*	Chairman of the Board	August 9, 2010
Richard A. Wedemeyer	and Trustee

/s/ Jeffrey Haas*	Trustee	August 9, 2010
Jeffrey Haas

/s/ Joseph Hankin*	Trustee	August 9, 2010
Joseph Hankin

/s/ Terry L. Carter*	Trustee	August 9, 2010
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	August 9, 2010
Thomas F. Kice

/s/ George Mileusnic*	Trustee	August 9, 2010
George Mileusnic

/s/ John J. Pileggi*	Trustee	August 9, 2010
John J. Pileggi

/s/ Ronald Baldwin*	Trustee	August 9, 2010
Ronald Baldwin

/s/ Peter L. Ochs*	Trustee	August 9, 2010
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed